Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Classes of current inventories [abstract]
Inventory write-downs	$ 163	$ 58	$ 37
Inventory write-downs, made in previous periods that were reversed	$ 23	$ 26	$ 8